Loans and Leases (Activity in the Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 3,834	$ 3,840	$ 4,014
Provision charged to operations	(750)	382	(430)
Loans charged-off	(160)	(639)	(497)
Recoveries	421	251	753
Allowance for loan losses	3,345	3,834	3,840
Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	1,371	807	179
Provision charged to operations	(1,155)	852	263
Loans charged-off		(326)	(231)
Recoveries	802	38	596
Allowance for loan losses	1,018	1,371	807
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	893	199	305
Provision charged to operations	55	971	(564)
Loans charged-off	(86)	(349)	(98)
Recoveries	34	72	556
Allowance for loan losses	896	893	199
Commercial and Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	2,540	3,255	3,346
Provision charged to operations	(969)	(767)	(4)
Loans charged-off	(12)	(98)	(270)
Recoveries	317	150	183
Allowance for loan losses	1,876	2,540	3,255
Residential 1-4 Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	373	363	345
Provision charged to operations	160	166	126
Loans charged-off	(52)	(176)	(117)
Recoveries	61	20	9
Allowance for loan losses	542	373	363
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	28	23	18
Provision charged to operations	4	12	12
Loans charged-off	(10)	(16)	(12)
Recoveries	9	9	5
Allowance for loan losses	$ 31	$ 28	$ 23